Investments (Other-Than-Temporary Impairment Losses on Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 12,167	¥ 38,061	¥ 1,068
Debt securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	138	4,020	450
Equity securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 12,029	¥ 34,041	¥ 618